UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

JUNE 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 15, 2005

We hope that you find the semiannual report for the Dryden Short-Term Corporate Bond Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund (the Fund) is to seek high current income consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares).

Cumulative Total Returns[1] as of 6/30/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	0.70%	2.91%	29.43%	68.97%	163.32% (160.95)
Class B	0.34	2.14	25.17	58.54	78.34
Class C	0.46	2.39	26.27	59.94	70.49
Class R	0.54	3.11	N/A	N/A	3.48
Class Z	0.73	3.07	31.17	N/A	58.30
Lehman Brothers 1–5 Year U.S. Credit Index[3]	0.94	3.31	37.54	84.35	***
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[4]	1.07	3.43	31.24	70.95	****

Average Annual Total Returns[1] as of 6/30/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–0.44%	4.60%	5.04%	6.09% (6.02)
Class B		–0.81	4.59	4.72	4.71
Class C		1.41	4.77	4.81	5.01
Class R		3.11	N/A	N/A	3.09
Class Z		3.07	5.58	N/A	5.53
Lehman Brothers 1–5 Year U.S. Credit Index[3]		3.31	6.58	6.31	***
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[4]		3.43	5.57	5.49	****

Distributions and Yields[1] as of 6/30/05
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.24	3.51%
Class B	$0.20	2.87
Class C	$0.21	3.12
Class R	$0.23	3.49
Class Z	$0.25	3.86

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 3% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 0.75%, respectively. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower, as indicated in parentheses. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 9/1/89; Class B, 12/9/92; Class C, 8/1/94; Class R, 5/17/04; and Class Z, 12/16/96.

3The Lehman Brothers 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives a broad look at how short- and intermediate-term bonds have performed.

4The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Investors cannot invest directly in an index. The returns for the Lehman Brothers 1–5 Year U.S. Credit Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total returns are 201.58% for Class A, 119.97% for Class B, 100.22% for Class C, 3.49% for Class R, and 67.04% for Class Z. Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual total returns are 7.22% for Class A, 6.47% for Class B, 6.57% for Class C, 3.22% for Class R, and 6.22% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns are 162.17% for Class A, 97.60% for Class B, 85.11% for Class C, 3.65% for Class R, and 56.47% for Class Z. Lipper Short/Intermediate Investment-Grade Debt Funds Average Closest Month-End to Inception average annual total returns are 6.26% for Class A, 5.55% for Class B, 5.79% for Class C, 3.37% for Class R, and 5.40% for Class Z.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of total investments as of 6/30/05
General Elec. Capital Corp., 5.00%, 06/15/07	1.7%
Ford Mtr. Credit Co., 6.625%, 06/16/08	1.6
General Motors Acceptance Corp., 6.125%, 02/01/07	1.3
Salomon Brothers Mortgage Securities, Inc., 6.168%, 02/13/10	1.1
Merrill Lynch & Co., Inc., 4.25%, 02/08/10	1.1

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/05
Aaa	10.0%
Aa	12.1
A	26.0
Baa	47.1
Ba	3.1
Not Rated	1.6
Total Investments	99.9
Other assets in excess of liabilities	0.1
Net Assets	100.0

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, at the beginning of the period, and held through the six-month period ended June 30, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Short-Term Bond Fund, Inc./ Dryden Short-Term Corporate Bond Fund		Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,006.99	0.90%	$4.48
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

Class B	Actual	$1,000.00	$1,003.42	1.65%	$8.20
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class C	Actual	$1,000.00	$1,004.61	1.40%	$6.96
	Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00

Class R	Actual	$1,000.00	$1,005.41	1.15%	$5.72
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class Z	Actual	$1,000.00	$1,007.29	0.65%	$3.24
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2005 (to reflect the six-month period).

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Schedule of Investments

as of June 30, 2005 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

LONG-TERM INVESTMENTS 80.9%

ASSET BACKED SECURITIES 1.9%
American Express Credit Account Master, Ser. 2004-4, Class C, 144A (cost $430,000; purchased 08/06/04)(c)	Baa2	3.69%(b)	3/15/12	$430	$428,992
American Express Credit Account Master, Ser. 2004-C, Class C, 144A	Baa2	3.72(b)	2/15/12	558	559,521
Citibank Credit Card Issuance Trust, Ser. 2000-A3, Class A3	Aaa	6.875	11/16/09	3,000	3,198,322
DaimlerChrysler Auto Trust, Ser. 2004-B, Class B	A2	3.89	1/08/11	600	593,998
Discover Card Master Trust I, Ser. 2000-9, Class A	Aaa	6.35	7/15/08	1,000	1,013,605
Household Mortgage Loan Trust, Ser. 2004-HCI, Class M	Aa2	2.13(b)	2/20/34	226	225,595
Marlin Leasing Receivables LLC., Ser. 2004-1A, Class A3, 144A	Aaa	3.36	6/15/07	1,000	992,700

Total asset backed securities					7,012,733

COLLATERALIZED MORTGAGE OBLIGATIONS 4.9%
Banc of America Commercial Mortgage Inc., Ser. 2004-4, Class A3	AAA(d)	4.128	7/10/42	2,800	2,785,728
Bear Stearns Commercial Mortgage Secs, Inc., Ser. 2004-T14, Class A2	Aaa	4.17	1/12/41	850	849,899
Deutsche Mortgage and Asset Receiving Corp., Ser. 1998-C1, Class B	Aaa	6.664	6/15/31	570	603,823
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(d)	7.62	6/10/33	900	1,021,112
GMAC Commercial Mortgage Securities Inc., Ser. 2004-C3, Class A3	AAA(d)	4.207	12/10/41	1,000	998,552
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	7/05/35	2,500	2,418,749

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	7

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(d)	6.97%	10/18/30	$1,650	$1,780,433
J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128	1/12/38	1,550	1,540,085
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(d)	4.809	1/14/42	1,900	1,940,366
Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168	2/13/10	3,900	4,103,807

Total collateralized mortgage obligations					18,042,554

CORPORATE BONDS 74.1%

Aerospace/Defense 1.3%
Goodrich Corp.	Baa3	7.50	4/15/08	1,210	1,302,907
McDonnell Douglas Corp.	A3	6.875	11/01/06	1,500	1,546,815
Raytheon Co.	Baa3	6.15	11/01/08	463	488,916
Raytheon Co.	Baa3	6.55	3/15/10	800	866,204
Raytheon Co.	Baa3	6.00	12/15/10	482	515,379

					4,720,221

Airlines 0.5%
Southwest Airlines Co.	Aa2	5.496	11/01/06	2,000	2,033,911

Automotive 5.7%
ArvinMeritor, Inc.	Ba2	6.625	6/15/07	900	904,500
DaimlerChrysler North America Holding, Inc.	A3	4.05	6/04/08	1,815	1,787,201
DaimlerChrysler North America Holding, Inc.	A3	4.875	6/15/10	260	258,805
DaimlerChrysler North America Holding, Inc., M.T.N.	A3	3.8594(b)	9/10/07	980	979,963
Equus Cayman Finance Ltd., 144A	Baa3	5.50	9/12/08	500	508,484
Ford Motor Credit Co.	Baa2	6.50	1/25/07	3,005	3,026,569
Ford Motor Credit Co.	Baa2	6.625	6/16/08	6,000	5,925,888
Ford Motor Credit Co.	Baa2	6.375	11/05/08	1,000	966,522
Ford Motor Credit Co., Senior Notes	Baa2	4.95	1/15/08	735	701,132

See Notes to Financial Statements.

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Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Ford Motor Credit Co., Senior Notes	Baa2	5.80%	1/12/09	$1,270	$1,205,605
General Motors Acceptance Corp.	Baa2	6.125	2/01/07	4,705	4,672,742
Nissan Motor Acceptance Corp., 144A	Baa1	4.625	3/08/10	285	285,280

					21,222,691

Banking 8.2%
Bank of America Corp., Sub Notes	Aa3	8.50	1/15/07	1,200	1,279,056
Bank of America Corp., Sub Notes	Aa3	7.80	2/15/10	1,000	1,143,726
Bank One NA IIIinois	Aa2	5.50	3/26/07	2,000	2,047,868
Citicorp, Inc., Sub Notes	Aa2	7.20	6/15/07	1,600	1,699,584
Citicorp, Inc., Sub Notes, M.T.N.	Aa2	6.375	11/15/08	100	106,624
Citigroup, Inc.	Aa1	5.00	3/06/07	650	661,044
Citigroup, Inc.	Aa1	4.25	7/29/09	2,500	2,508,432
Citigroup, Inc., Senior Notes	Aa1	4.125	2/22/10	1,185	1,180,793
Citigroup, Inc.	Aa1	3.51(b)	6/09/09	1,000	1,000,928
Credit Suisse First Boston	Aa3	5.75	4/15/07	1,760	1,810,111
Credit Suisse First Boston	Aa3	3.875	1/15/09	800	790,594
Credit Suisse First Boston	Aa3	4.125	1/15/10	800	794,350
FleetBoston Financial Corp., Senior Notes	Aa2	4.875	12/01/06	1,000	1,011,633
HSBC Bank USA, Senior Notes	Aa2	3.875	9/15/09	1,040	1,025,322
J.P. Morgan Chase & Co.	Aa3	3.31(b)	10/02/09	3,000	3,008,487
J.P. Morgan Chase & Co., Senior Notes	Aa3	5.25	5/30/07	2,300	2,348,070
J.P. Morgan Chase & Co., Sub Notes	A1	6.75	2/01/11	500	552,950
PNC Funding Corp.	A2	5.75	8/01/06	1,000	1,015,242
PNC Funding Corp.	A3	6.125	2/15/09	400	424,806
Washington Mutual, Inc., Senior Notes	A3	7.50	8/15/06	700	724,563
Washington Mutual, Inc., Senior Notes	A3	5.625	1/15/07	1,000	1,022,052
Wells Fargo & Co., Senior Notes	Aa1	5.125	2/15/07	1,250	1,270,666
Wells Fargo & Co., Senior Notes	Aa1	4.20	1/15/10	1,815	1,814,043

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	9

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Wells Fargo & Co., Sub Notes	Aa2	7.125%	8/15/06	$1,000	$1,033,988

					30,274,932

Brokerage 4.3%
Bear Stearns Cos., Inc.	A1	2.875	7/02/08	970	933,443
Bear Stearns Cos., Inc.	A1	4.55	6/23/10	820	825,868
Goldman Sachs Group, Inc.	Aa3	4.125	1/15/08	160	159,908
Goldman Sachs Group, Inc.	Aa3	3.875	1/15/09	1,285	1,267,787
Goldman Sachs Group, Inc.	Aa3	6.875	1/15/11	1,000	1,115,032
Lehman Brothers Holdings, Inc.	A1	4.00	1/22/08	1,700	1,693,922
Lehman Brothers Holdings, Inc.	A1	3.60	3/13/09	875	854,831
Lehman Brothers Holdings, Inc.	A1	3.95	11/10/09	1,000	986,143
Lehman Brothers Holdings, Inc.	A1	4.25	1/27/10	635	633,119
Merrill Lynch & Co., Inc.	Aa3	4.25	2/08/10	4,055	4,044,934
Morgan Stanley Dean Witter	Aa3	5.80	4/01/07	1,300	1,336,245
Morgan Stanley Dean Witter	Aa3	3.875	1/15/09	1,080	1,066,293
Morgan Stanley Dean Witter	Aa3	4.00	1/15/10	1,160	1,142,703

					16,060,228

Building Materials & Construction 1.2%
American Standard, Inc.	Baa3	8.25	6/01/09	280	316,467
American Standard, Inc.	Baa3	7.625	2/15/10	160	178,757
DR Horton, Inc.	Ba1	5.00	1/15/09	1,000	1,000,561
Hanson PLC	Baa1	7.875	9/27/10	620	716,747
Masco Corp., 144A	Baa1	3.62(b)	3/09/07	810	812,175
Rpm International, Inc., Senior Notes	Baa3	4.45	10/15/09	830	817,579
Ryland Group, Inc., Senior Notes	Baa3	5.375	6/01/08	500	511,103

					4,353,389

Cable 1.1%
Comcast Cable Communications, Inc.	Baa2	8.375	5/01/07	670	719,052
Comcast Cable Communications, Inc.	Baa2	6.20	11/15/08	800	846,036
Comcast Cable Communications, Inc., Senior Notes	Baa2	6.75	1/30/11	700	772,279
Cox Communications, Inc.	Baa3	3.875	10/01/08	585	572,679
Cox Communications, Inc.	Baa3	6.75	3/15/11	390	424,652

See Notes to Financial Statements.

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Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Cox Communications, Inc.	Baa3	3.55%(b)	12/14/07	$830	$834,377

					4,169,075

Capital Goods 3.3%
Caterpillar Financial Services Corp.	A2	4.35	3/04/09	1,335	1,342,351
Caterpillar Financial Services Corp.	A2	4.30	6/01/10	1,075	1,076,403
Cooper Cameron Corp., Senior Notes	Baa1	2.65	4/15/07	830	805,246
Fedex Corp.	Baa2	3.50	4/01/09	1,000	974,628
Honeywell International, Inc.	A2	7.50	3/01/10	220	250,676
John Deere Capital Corp.	A3	4.50	8/22/07	600	604,207
John Deere Capital Corp., M.T.N.	A3	4.125	1/15/10	1,200	1,191,082
Tyco International Group SA	Baa3	5.80	8/01/06	1,370	1,394,537
United Technologies Corp.	A2	4.875	11/01/06	1,400	1,416,209
United Technologies Corp., Senior Notes	A2	4.375	5/01/10	1,550	1,564,333
Waste Management, Inc.	Baa3	7.00	10/15/06	1,000	1,033,694
Waste Management, Inc., Senior Notes	Baa3	6.50	11/15/08	540	573,613

					12,226,979

Chemicals 1.7%
Dow Chemical Co.	A3	5.00	11/15/07	400	406,262
Dow Chemical Co.	A3	5.75	12/15/08	990	1,038,226
E.I. du Pont de Nemours & Co.	Aa3	4.125	4/30/10	900	900,541
ICI Wilmington, Inc.	Baa3	4.375	12/01/08	1,300	1,290,124
Lubrizol Corp.	Baa3	5.875	12/01/08	1,000	1,041,683
Lubrizol Corp., Senior Notes	Baa3	4.625	10/01/09	500	500,063
Potash Corp. of Saskatchewan, Inc.	Baa1	7.125	6/15/07	500	526,121
Praxair, Inc.	A3	6.625	10/15/07	500	526,330

					6,229,350

Consumer 1.3%
Cendant Corp.	Baa1	6.875	8/15/06	1,430	1,470,137
Cendant Corp., Senior Notes	Baa1	6.25	1/15/08	1,685	1,757,654
Clorox Co., Senior Notes, 144A	A3	3.525(b)	12/14/07	1,470	1,471,946

					4,699,737

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	11

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Electric 5.9%
Appalachian Power Co.	Baa2	3.60%	5/15/08	$750	$736,228
Appalachian Power Co., Senior Notes	Baa2	4.40	6/01/10	1,000	996,823
Commonwealth Edison Co.	Baa1	7.625	1/15/07	1,000	1,050,597
Consolidated Edison Co. of New York, Inc., Senior Notes	A1	4.70	6/15/09	660	671,569
Consumers Energy Co.	Baa3	4.25	4/15/08	1,000	998,701
Consumers Energy Co.	Baa3	4.40	8/15/09	710	708,072
Dominion Resources, Inc.	Baa1	4.75	12/15/10	385	387,337
Dominion Resources, Inc., Senior Notes	Baa1	3.66	11/15/06	790	784,749
Duke Capital LLC, Senior Notes	Baa3	4.331	11/16/06	750	751,002
East Coast Power LLC, Senior Notes	Baa3	6.737	3/31/08	265	268,211
Empresa Nacional de Electricidad SA	Ba1	8.50	4/01/09	460	511,842
Energy East Corp.	Baa2	5.75	11/15/06	1,000	1,019,999
FirstEnergy Corp.	Baa3	5.50	11/15/06	1,500	1,525,698
FPL Group Capital, Inc.	A2	4.086	2/16/07	1,500	1,499,538
NiSource, Inc.	Baa3	3.628	11/01/06	900	888,325
Pacific Gas & Electric Co.	Baa1	3.60	3/01/09	1,200	1,172,152
PacifiCorp	A3	4.30	9/15/08	1,000	1,003,854
Pinnacle West Energy Corp., 144A	Baa2	3.63(b)	4/01/07	1,000	1,000,661
PPL Electric Utilities Corp.	Baa1	5.875	8/15/07	500	517,573
Progress Energy, Inc., Senior Notes	A2	4.50	6/01/10	705	709,535
Public Service Co. of Colorado,
Collateral Trust, Ser. 14	A3	4.375	10/01/08	1,100	1,103,460
Puget Energy, Inc.	Baa2	3.363	6/01/08	750	729,890
Tampa Electric Co.	Baa2	5.375	8/15/07	1,100	1,124,875
TXU Corp.	Ba1	4.446	11/16/06	1,000	999,079
Xcel Energy, Inc., Senior Notes	Baa1	3.40	7/01/08	620	604,210

					21,763,980

Energy–Integrated 0.6%
Amerada Hess Corp.	Ba1	5.90	8/15/06	1,000	1,011,624
Phillips Petroleum Co.	A3	8.75	5/25/10	1,060	1,262,720

					2,274,344

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Energy–Other 1.0%
Burlington Resources Finance Co.	Baa1	5.70%	3/01/07	$875	$895,223
Delek & Avner Yam Tethys Ltd., 144A	Baa3	5.326	8/01/13	497	495,439
Ocean Energy, Inc.	Baa3	4.375	10/01/07	1,180	1,180,428
Union Oil Co.	Baa2	7.35	6/15/09	310	343,688
Valero Energy Corp., Senior Notes	Baa3	3.50	4/01/09	1,000	959,910

					3,874,688

Foods 4.5%
Anheuser-Busch Cos., Inc.	A1	5.125	10/01/08	143	147,387
Bunge Ltd. Finance Corp.	Baa2	4.375	12/15/08	1,000	1,000,141
Cadbury Schweppes US Finance, 144A	Baa2	3.875	10/01/08	600	591,614
Campbell Soup Co.	A3	5.50	3/15/07	1,000	1,023,966
Cargill, Inc., 144A	A2	3.625	3/04/09	500	489,038
ConAgra Foods, Inc.	Baa1	6.00	9/15/06	1,000	1,017,322
Diageo Capital PLC	A2	3.375	3/20/08	1,385	1,358,704
Diageo Capital PLC	A2	4.375	5/03/10	275	276,428
Fred Meyer, Inc.	Baa2	7.45	3/01/08	830	893,352
General Mills, Inc.	Baa2	5.125	2/15/07	1,700	1,726,506
Kellogg Co.	Baa1	6.60	4/01/11	805	892,128
Kraft Foods, Inc.	A3	5.25	6/01/07	1,400	1,427,234
Kraft Foods, Inc.	A3	4.00	10/01/08	1,175	1,165,765
Kraft Foods, Inc.	A3	4.625	11/01/06	2,250	2,264,688
Kroger, Inc., Senior Notes	Baa2	8.15	7/15/06	1,000	1,039,200
Miller Brewing Co., 144A	Baa1	4.25	8/15/08	1,000	995,640
Tricon Global Restaurants, Inc., Senior Notes	Baa3	7.65	5/15/08	500	543,124

					16,852,237

Gaming 0.7%
Harrahs Operating Co., Inc.	Baa3	7.125	6/01/07	1,920	2,014,980
MGM MIRAGE	Ba2	6.00	10/01/09	700	703,500

					2,718,480

Health Care & Pharmaceutical 1.2%
Anthem, Inc.	Baa1	3.50	9/01/07	510	502,822
Hospira, Inc.	Baa3	4.95	6/15/09	670	682,739
Quest Diagnostics, Inc.	Baa2	6.75	7/12/06	1,350	1,384,380

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	13

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Wellpoint, Inc.	Baa1	4.25%	12/15/09	$1,000	$995,578
Wyeth	Baa1	4.375	3/01/08	730	729,455

					4,294,974

Insurance 1.5%
Allstate Corp.	A1	5.375	12/01/06	1,250	1,273,561
ING Security Life Institutional Funding, 144A	Aa3	4.25	1/15/10	1,100	1,097,017
Marsh & McLennan Cos. Inc.	Baa2	3.625	2/15/08	500	487,680
Metlife, Inc., Senior Notes	A2	5.25	12/01/06	1,500	1,524,017
Travelers Property Casualty Corp., Senior Notes	A3	3.75	3/15/08	1,100	1,083,079

					5,465,354

Lodging 0.4%
Carnival Corp.	A3	3.75	11/15/07	1,155	1,143,592
Carnival PLC	A3	7.30	6/01/07	440	463,309

					1,606,901

Media & Entertainment 2.6%
British Sky Broadcasting Group PLC	Baa2	7.30	10/15/06	1,000	1,038,699
Chancellor Media Corp.	Baa3	8.00	11/01/08	820	881,638
Clear Channel Communications, Inc., Senior Notes	Baa3	6.00	11/01/06	790	802,271
Liberty Media Corp., Senior Notes	Baa3	4.91(b)	9/17/06	751	755,626
News America Holdings, Inc.	Baa3	7.375	10/17/08	875	949,065
Reed Elsevier Capital, Inc.	A3	6.125	8/01/06	800	812,459
RR Donnelley & Sons Co., 144A	Baa2	4.95	5/15/10	1,225	1,230,722
Time Warner, Inc.	Baa1	8.11	8/15/06	1,000	1,039,633
Time Warner, Inc.	Baa1	6.75	4/15/11	775	858,843
Walt Disney Co., M.T.N.	Baa1	5.50	12/29/06	925	939,817
Walt Disney Co.	Baa1	5.375	6/01/07	405	414,141

					9,722,914

Metals 0.5%
Alcan Aluminum Ltd.	Baa1	6.25	11/01/08	815	857,576
Rio Tinto Finance USA Ltd.	Aa3	5.75	7/03/06	1,000	1,018,877

					1,876,453

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Non Captive Finance 8.2%
Berkshire Hathaway Finance Corp., 144A	Aaa	4.125%	1/15/10	$1,100	$1,093,411
Capital One Bank	Baa2	4.25	12/01/08	690	687,183
CIT Group, Inc., Senior Notes	A2	5.50	11/30/07	2,285	2,349,065
CIT Group, Inc., Senior Notes	A2	4.25	2/01/10	555	550,871
Countrywide Home Loans, Inc.	A3	4.25	12/19/07	1,930	1,928,157
Countrywide Home Loans, Inc.	A3	4.125	9/15/09	500	493,396
General Electric Capital Corp.	Aaa	5.375	3/15/07	2,805	2,866,943
General Electric Capital Corp.	Aaa	4.00	6/15/09	1,100	1,092,079
General Electric Capital Corp.	Aaa	3.75	12/15/09	1,600	1,571,285
General Electric Capital Corp.	Aaa	6.125	2/22/11	1,100	1,195,118
General Electric Capital Corp.(a)	Aaa	5.00	6/15/07	6,030	6,133,166
Household Finance Corp.	A1	4.125	12/15/08	1,000	993,579
Household Finance Corp.	A1	4.75	5/15/09	1,900	1,927,294
Household Finance Corp.	A1	4.125	11/16/09	650	642,974
HSBC Finance Corp.	A1	4.75	4/15/10	1,265	1,282,955
HSBC Finance Corp., M.T.N.	A1	4.125	3/11/08	805	803,153
International Lease Finance Corp.	A1	4.50	5/01/08	660	662,624
International Lease Finance Corp.	A1	3.50	4/01/09	30	28,889
International Lease Finance Corp.	A1	4.75	7/01/09	700	704,257
International Lease Finance Corp., Senior Notes	A1	5.00	4/15/10	860	876,954
MBNA America Bank	Baa1	4.625	8/03/09	445	451,336
Residential Capital Corp., 144A	Baa2	6.375	6/30/10	1,000	1,004,812
SLM Corp., M.T.N.	A2	3.625	3/17/08	1,235	1,213,916

					30,553,417

Non-Corporate 2.6%
Export-Import Bank of Korea, 144A	A3	4.125	2/10/09	1,530	1,517,001
Korea Development Bank	A3	4.75	7/20/09	1,210	1,225,851
Pemex Project Funding Master Trust, 144A	Baa1	8.85	9/15/07	950	1,036,925
Pemex Project Funding Master Trust	Baa1	8.50	2/15/08	750	821,250
Pemex Project Funding Master Trust	Baa1	7.875	2/01/09	1,070	1,168,975

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	15

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Petrobras International Finance Co., Senior Notes	Baa1	9.875%	5/09/08	$300	$340,500
Republic of South Africa	Baa1	9.125	5/19/09	700	812,000
United Mexican States	Baa1	9.875	2/01/10	2,225	2,691,138

					9,613,640

Paper 0.5%
International Paper Co.	Baa2	4.25	1/15/09	740	730,426
Weyerhaeuser Co.	Baa2	6.00	8/01/06	600	610,687
Weyerhaeuser Co.	Baa2	6.125	3/15/07	529	543,884

					1,884,997

Pipelines & Other 1.0%
Atmos Energy Corp.	Baa3	3.5156(b)	10/15/07	790	791,808
Duke Energy Field Services LLC	Baa2	7.875	8/16/10	700	803,587
Enterprise Products Operating LP, Senior Notes	Baa3	4.00	10/15/07	750	742,507
Panhandle Eastern Pipe Line Co., Senior Notes	Baa3	2.75	3/15/07	1,000	973,902
Sempra Energy, Senior Notes	Baa1	4.621	5/17/07	270	271,275

					3,583,079

Railroads 1.9%
Canadian National Railway Co.	Baa1	4.25	8/01/09	720	719,394
CSX Corp.	Baa2	7.45	5/01/07	1,100	1,161,370
Norfolk Southern Corp., Senior Notes	Baa1	6.00	4/30/08	1,700	1,773,642
Union Pacific Corp.	Baa2	6.70	12/01/06	920	950,104
Union Pacific Corp.	Baa2	5.75	10/15/07	700	723,193
Union Pacific Corp.	Baa2	6.65	1/15/11	500	556,243
Union Pacific Corp., M.T.N.	Baa2	6.79	11/09/07	1,000	1,058,206

					6,942,152

Real Estate Investment Trust 2.1%
Archstone-Smith Trust	Baa1	5.00	8/15/07	875	889,747
BRE Properties, Inc., Senior Notes	Baa2	4.875	5/15/10	700	702,784
Duke Realty LP	Baa1	3.50	11/01/07	800	784,887
EOP Operating LP	Baa2	6.763	6/15/07	500	522,389
EOP Operating LP	Baa2	4.65	10/01/10	575	573,632
EOP Operating LP, Senior Notes	Baa2	6.75	2/15/08	700	738,286
Equity One, Inc.	Baa3	3.875	4/15/09	500	484,160

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

ERP Operating LP	Baa1	4.75%	6/15/09	$650	$655,831
IRT Property Co., Senior Notes	Baa3	7.25	8/15/07	370	392,849
Shurgard Storage Centers, Inc.	Baa3	7.625	4/25/07	750	788,372
Simon Property Group LP, 144A	Baa2	4.60	6/15/10	1,100	1,100,612

					7,633,549

Retail 2.5%
CVS Corp.	A3	4.00	9/15/09	1,175	1,164,216
Federated Department Stores, Inc., Senior Notes	Baa1	6.625	9/01/08	620	661,606
Gap, Inc.	Baa3	6.90	9/15/07	1,725	1,809,387
JC Penney Co., Inc.	Ba1	7.375	8/15/08	300	322,500
May Department Stores Co.	Baa2	3.95	7/15/07	1,425	1,415,152
Target Corp., Senior Notes	A2	7.50	8/15/10	1,000	1,149,374
Wal-Mart Stores, Inc.	Aa2	4.125	7/01/10	2,855	2,846,472

					9,368,707

Technology 2.2%
Affiliated Computer Services, Inc.	Baa1	4.70	6/01/10	770	767,645
Computer Assoc. Inc., Senior Notes, 144A	Ba1	4.75	12/01/09	1,150	1,146,340
Equifax, Inc.	Baa1	4.95	11/01/07	1,040	1,059,365
First Data Corp., M.T.N.	A1	6.375	12/15/07	275	288,946
First Data Corp., Senior Notes	A1	4.50	6/15/10	1,000	1,009,065
Fiserv, Inc.	Baa2	4.00	4/15/08	650	640,896
Hewlett-Packard Co.	A3	5.50	7/01/07	500	512,595
Motorola, Inc.	Baa2	4.608	11/16/07	750	755,737

Sun Microsystems, Inc., Senior Notes	Baa3	7.50	8/15/06	1,000	1,032,233
SunGard Data Systems, Inc.	Baa3	3.75	1/15/09	900	819,896

					8,032,718

Telecommunications 5.6%
Alltel Corp.	A2	4.656	5/17/07	420	423,297
America Movil SA de CV	A3	3.805	4/27/07	1,000	1,001,000
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.50	5/01/07	400	423,685
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.875	3/01/11	505	586,894
Bellsouth Corp.	A2	4.20	9/15/09	1,545	1,539,518
British Telecom PLC	Baa1	7.00	5/23/07	950	996,739

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	17

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

CenturyTel Inc., Senior Notes	Baa2	4.628%	5/15/07	$1,000	$1,001,295
Deutsche Telekom International Finance	A3	3.875	7/22/08	1,210	1,196,538
GTE Corp.	A3	7.51	4/01/09	820	904,759
Koninklijke (Royal) KPN NV (Netherlands)	Baa1	8.00	10/01/10	575	665,804
SBC Communications, Inc.	A2	4.125	9/15/09	1,250	1,239,641
Sprint Capital Corp.	Baa3	4.78	8/17/06	1,000	1,007,298
Sprint Capital Corp.	Baa3	6.125	11/15/08	750	790,125
Sprint Capital Corp.	Baa3	6.375	5/01/09	590	627,910
Telecom Italia Capital	Baa2	4.00	11/15/08	1,500	1,477,347
Telecom Italia Capital, 144A	Baa2	4.00	1/15/10	650	631,587
Telus Corp.	Baa2	7.50	6/01/07	1,488	1,574,157
Verizon Global Funding Corp.	A2	6.125	6/15/07	3,000	3,110,765
Verizon Global Funding Corp.	A2	7.25	12/01/10	725	821,794
Vodafone Group PLC, Senior Notes	A2	7.75	2/15/10	750	856,339

					20,876,492

Tobacco
Altria Group, Inc.	Baa2	5.625	11/04/08	30	31,123

Total corporate bonds					274,960,712

Total long-term investments (cost $301,323,550)					300,015,999

SHORT-TERM INVESTMENTS 18.9%

CORPORATE BONDS 17.3%

Aerospace/Defense 0.1%
Raytheon Co.	Baa3	6.50	7/15/05	459	459,314

Automotive 2.0%
DaimlerChrysler North America Holding, Inc.	A3	6.40	5/15/06	1,860	1,896,320
DaimlerChrysler North America Holding, Inc., M.T.N.	A3	3.89(b)	5/24/06	690	691,772
Ford Motor Co.	Baa3	8.875	4/01/06	1,000	1,005,490
Ford Motor Credit Co.	Baa2	6.875	2/01/06	3,775	3,812,731

					7,406,313

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Banking 0.6%
Santander Finance Issuances	A1	7.00%	4/01/06	$1,200	$1,223,992
Santander Finance Issuances	A1	7.25	5/30/06	1,000	1,027,595

					2,251,587

Brokerage 0.4%
Bear Stearns Cos., Inc.	A1	6.50	5/01/06	1,000	1,020,611
Charles Schwab Corp., Senior Notes, M.T.N.	A2	6.21	5/01/06	500	508,617

					1,529,228

Cable 1.0%
Continental Cablevision, Inc., Senior Notes,	Baa2	8.30	5/15/06	1,860	1,928,085
TCI Communications, Inc., Senior Notes	Baa2	8.00	8/01/05	1,000	1,002,972
TCI Communications, Inc., Senior Notes	Baa2	6.875	2/15/06	750	762,264

					3,693,321

Capital Goods 0.2%
Black & Decker Corp.	Baa2	7.00	2/01/06	755	767,070

Electric 2.3%
Arizona Public Service Co.	Baa1	7.625	8/01/05	650	651,650
CenterPoint Energy Resources Corp.	Ba1	8.125	7/15/05	750	750,784
Detroit Edison Co.	A3	5.05	10/01/05	1,250	1,253,440
National Rural Utilities Cooperative Finance Corp.	A1	3.00	2/15/06	1,200	1,194,502
NiSource Finance Corp.	Baa3	7.625	11/15/05	1,000	1,013,116
Progress Energy, Inc., Senior Notes	Baa2	6.75	3/01/06	400	406,821
PSEG Power LLC,	Baa1	6.875	4/15/06	1,585	1,617,898
Southern California Edison Co.	A3	3.44(b)	1/13/06	420	420,585
Virginia Electric & Power Co., Senior Notes	A3	5.75	3/31/06	1,100	1,113,978

					8,422,774

Foods 1.1%
Kellogg Co.	Baa1	6.00	4/01/06	1,250	1,270,366
Safeway, Inc.	Baa2	2.50	11/01/05	800	795,931

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	19

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Tricon Global Restaurants, Inc., Senior Notes	Baa3	8.50%	4/15/06	$1,000	$1,033,202
Tyson Foods, Inc., M.T.N.	Baa3	6.625	10/17/05	840	845,318

					3,944,817

Health Care & Pharmaceutical 0.5%
HCA, Inc.	Ba2	7.125	6/01/06	1,900	1,940,732

Insurance 0.2%
Hartford Financial Services Group, Inc., Senior Notes	A3	2.375	6/01/06	725	712,049

Media & Entertainment 0.9%
Time Warner, Inc.	Baa1	6.125	4/15/06	1,900	1,929,712
Walt Disney Co., Senior Notes	Baa1	6.75	3/30/06	1,475	1,504,249

					3,433,961

Non Captive Finance 1.3%
Capital One Bank, Senior Notes	Baa2	6.875	2/01/06	1,845	1,874,164
International Lease Finance Corp.	A1	2.95	5/23/06	1,200	1,189,558
MBNA America Bank	Baa1	6.50	6/20/06	1,835	1,877,721

					4,941,443

Non-Corporate 0.3%
United Mexican States	Baa1	8.50	2/01/06	965	993,226

Packaging 0.4%
Pactiv Corp.	Baa2	7.20	12/15/05	1,500	1,520,018

Paper 0.5%
Boise Cascade Corp., M.T.N.	Ba1	7.45	6/19/06	1,000	1,025,940
MeadWestvaco Corp.	Baa2	2.75	12/01/05	1,000	995,119

					2,021,059

Pipelines & Other 0.4%
Duke Energy Field Services LLC	Baa2	7.50	8/16/05	1,600	1,606,287

Railroads 0.5%
Burlington Northern Santa Fe Corp.	Baa2	6.375	12/15/05	1,125	1,136,814
CSX Corp.	Baa2	2.75	2/15/06	600	595,854

					1,732,668

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Real Estate Investment Trust 0.2%
Simon Property Group LP	Baa2	7.375%	1/20/06	$595	$605,186

Technology 0.1%
Unisys Corp., Senior Notes	Ba1	8.125	6/01/06	500	511,250

Telecommunications 3.8%
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.35	3/01/06	2,000	2,043,704
British Telecom PLC	Baa1	7.875	12/15/05	1,300	1,322,826
Citizens Communications Co. (cost $650,000; purchased 03/23/04)(c)	Ba3	7.60	6/01/06	650	661,375
France Telecom SA	A3	7.45	3/01/06	1,860	1,901,050
SBC Communications, Inc.	A2	5.75	5/02/06	2,150	2,180,608
Sprint Capital Corp.	Baa3	7.125	1/30/06	2,645	2,689,185
Telecomunicaciones de Puerto Rico, Inc.	Baa1	6.65	5/15/06	2,090	2,132,371
Telefonica Europe	A3	7.35	9/15/05	1,100	1,107,279

					14,038,398

Tobacco 0.5%
Philip Morris Cos Inc.	Baa2	7.00	7/15/05	551	551,424
Philip Morris Cos Inc.	Baa2	6.95	6/01/06	1,300	1,330,796

					1,882,220

Total corporate bonds					64,412,921

				Shares
MUTUAL FUND 1.6%
Dryden Core Investment Fund - Taxable Money Market Series (cost $5,829,709; Note 3)(e)				5,829,709	5,829,709

Total short-term investments (cost $70,100,527)					70,242,630

Total Investments 99.8% (cost $371,424,077; Note 5)					370,258,629
Other assets in excess of liabilities(f) 0.2%					643,141

Net Assets 100.0%					$370,901,770

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	21

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

*	The Fund’s current Prospectus contains a description of Moody’s rating.

144A Security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial future contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(c)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $1,080,000. The aggregate value, $1,090,367 represents 0.29% of net assets.
(d)	Standard & Poor’s rating.
(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(f)	Other assets in excess of liabilities include net unrealized depreciation of financial futures and credit default swap agreements as follows:

Details of open contracts at June 30, 2005:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Depreciation
	Long Positions
411	U.S. T-Notes 5 yr	Sept 05	$44,754,047	$44,817,372	$(63,325)
	Short Positions
82	U.S. T-Notes 2 yr	Sept 05	17,030,375	17,017,734	(12,641)

					$(75,966)

Details of the swap agreements outstanding as of June 30, 2005:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation
				RPM International, Inc.
Morgan Stanley Capital Services	12/20/2009	$830	0.60%	6.25%, 12/15/13	$(158)

(1)	The Fund pays a fixed rate and receives a floating rate.

LP—Limited Partnership

LLC—limited Liability Company

M.T.N.—Medium Term Note.

See Notes to Financial Statements.

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The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 was as follows:

Non Captive Finance	9.5%
Telecommunications	9.4
Banking	8.8
Electric	8.2
Automotive	7.7
Foods	5.6
Collateralized Mortgage Obligations	4.9
Brokerage	4.7
Capital Goods	3.5
Media & Entertainment	3.5
Non-Corporate	2.9
Retail	2.5
Railroads	2.4
Real Estate Investment Trust	2.3
Technology	2.3
Cable	2.1
Asset Backed Securities	1.9
Chemicals	1.7
Health Care & Pharmaceutical	1.7
Insurance	1.7
Money Market Mutual Fund	1.6
Aerospace/Defense	1.4
Pipelines & Other	1.4
Consumer	1.3
Building Materials & Construction	1.2
Energy–Other	1.0
Paper	1.0
Gaming	0.7
Energy–Integrated	0.6
Airlines	0.5
Metals	0.5
Tobacco	0.5
Lodging	0.4
Packaging	0.4

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	23

Statement of Assets and Liabilities

as of June 30, 2005 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $365,594,368)	$364,428,920
Affiliated investments (cost $5,829,709)	5,829,709
Cash	869,698
Receivable for investments Sold	12,743,128
Dividends and interest receivable	4,628,594
Receivable for Fund shares Sold	1,127,759
Due from broker—variation margin	53,059
Other assets	3,463

Total assets	389,684,330

Liabilities
Payable for investments Purchased	15,611,161
Dividends payable	1,606,367
Payable for Fund shares Reacquired	880,964
Accrued expenses	279,319
Transfer agent fee payable	151,520
Management fee payable	122,076
Distribution fee payable	116,501
Deferred directors’ fees	14,494
Unrealized depreciation on credit default swaps	158

Total liabilities	18,782,560

Net Assets	$370,901,770

Net assets were comprised of:
Common stock, at par	$335,041
Paid-in capital in excess of par	386,981,692

387,316,733
Accumulated net investment loss	(1,842,566)
Accumulated net realized loss on investments	(13,330,825)
Net unrealized depreciation on investments	(1,241,572)

Net assets, June 30, 2005	$370,901,770

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($215,473,319 ÷ 19,470,995 shares of common stock issued and outstanding)	$11.07
Maximum sales charge (3.25% of offering price)	0.37

Maximum offering price to public	$11.44

Class B
Net asset value, offering price and redemption price per share ($51,811,188 ÷ 4,682,117 shares of common stock issued and outstanding)	$11.07

Class C
Net asset value, offering price and redemption price per share ($46,532,535 ÷ 4,205,065 shares of common stock issued and outstanding)	$11.07

Class R
Net asset value, offering price and redemption price per share ($2,530 ÷ 229 shares of common stock issued and outstanding)	$11.05

Class Z
Net asset value, offering price and redemption price per share ($57,082,198 ÷ 5,145,697 shares of common stock issued and outstanding)	$11.09

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	25

Statement of Operations

Six Months Ended June 30, 2005 (Unaudited)

Net Investment Income
Income
Interest	$8,014,173
Affiliated dividend income	68,989

Total income	8,083,162

Expenses
Management fee	741,277
Distribution fee—Class A	251,600
Distribution fee—Class B	273,822
Distribution fee—Class C	186,570
Distribution fee—Class R	5
Transfer agent’s fees and expenses (including affiliated expenses of $237,200)	247,000
Custodian’s fees and expenses	78,000
Registration fees	52,000
Reports to shareholders	40,000
Legal fees and expenses	23,000
Audit fee	11,000
Directors’ fees	7,000
Miscellaneous	12,160

Total expenses	1,923,434

Net investment income	6,159,728

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(465,613)
Financial futures contracts	580,781
Credit default rate swap	10,509

125,677

Net change in unrealized appreciation (depreciation) on:
Investments	(3,608,521)
Financial futures contracts	(265,956)
Credit default rate swap	(13,142)

(3,887,619)

Net loss on investments	(3,761,942)

Net Increase In Net Assets Resulting From Operations	$2,397,786

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$6,159,728	$10,428,797
Net realized gain on investment transactions	125,677	1,848,530
Net change in unrealized appreciation (depreciation) on investments	(3,887,619)	(6,276,203)

Net increase in net assets resulting from operations	2,397,786	6,001,124

Dividends from net investment income (Note 1)
Class A	(4,552,017)	(6,943,474)
Class B	(1,031,625)	(2,416,516)
Class C	(999,258)	(2,429,764)
Class R	(54)	(40)
Class Z	(1,545,200)	(3,127,378)

	(8,128,154)	(14,917,172)

Fund share transactions (Net of share conversions) (Note 4)
Net proceeds from shares sold	67,919,253	175,770,352
Net asset value of shares issued in reinvestment of dividends	6,020,369	11,286,091
Cost of shares reacquired	(71,592,496)	(120,143,133)

Net increase in net assets from Fund share transactions	2,347,126	66,913,310

Total increase (decrease)	(3,383,242)	57,997,262

Net Assets
Beginning of period	374,285,012	316,287,750

End of period(a)	$370,901,770	$374,285,012

(a) Includes undistributed net investment income of:	$—	$125,860

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	27

Notes to Financial Statements

(Unaudited)

Dryden Short-Term Bond Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios- the Dryden Ultra Short Bond Portfolio and the Dryden Short-Term Corporate Bond Fund (the “Portfolio”). The financial statements of the other portfolio are not presented herein. The Portfolio’s investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in bonds of corporations with maturities of six years or less. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset

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values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Swaps: The Fund may enter into swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread,

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (Market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between a Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Federal Income Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement on behalf of the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, and Class Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution, (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, and R Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, and .75 of 1% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2005, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, and .50 of 1% of the average daily net assets of the Class A shares, Class C, and Class R shares, respectively.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Portfolio that it received approximately $69,000 in front-end sales charges resulting from sales of Class A shares, for the six months ended June 30, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Portfolio that during the six months ended June 30, 2005, it received approximately $53,400 and $9,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“The Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. Interest on any borrowing under the SCA would be incurred at market rates. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemption. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2005, the Portfolio incurred approximately $43,300 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the

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Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2005, aggregated $184,194,298, and $171,545,382 respectively. United States government securities represent $71,046,045 and $80,706,632 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$376,962,500	$1,302,530	$8,006,401	$6,703,871

The difference between book and tax basis was primarily attributable to deferred losses on wash sales and differences in the treatment of discount amortization for book and tax purposes.

For federal income tax purposes, the Portfolio had a capital loss carryforward at December 31, 2004 of approximately $7,105,000 of which $1,537,000 expires in 2007, $1,933,000 expires in 2008 and $3,635,000 expires in 2010. Approximately $709,000 of its capital loss carryforward was used to offset net taxable gain realized in the fiscal year ended December 31, 2004. Approximately $1,372,000 of its capital loss carryforward expired unused in the fiscal year ended December 31, 2004. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R and Class Z shares. The class will not carry any front-end load or CDSC. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	33

Notes to Financial Statements

(Unaudited) Cont’d

period of time the shares are held. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first twelve months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 312.5 million authorized shares of $.01 par value common stock, divided into five classes for each portfolio, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 62,500,000 authorized shares for each portfolio. As of June 30, 2005, 229 shares of Class R were owned by Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2005:
Shares sold	4,900,610	$54,382,133
Shares issued in reinvestment of dividends	287,869	3,187,809
Shares reacquired	(2,716,995)	(30,081,821)

Net increase (decrease) in shares outstanding before conversion	2,471,484	27,488,121
Shares issued upon conversion from Class B	229,349	2,532,912

Net increase (decrease) in shares outstanding	2,700,833	$30,021,033

Year ended December 31, 2004:
Shares sold	8,632,750	$98,178,847
Shares issued in reinvestment of dividends	438,782	4,982,985
Shares reacquired	(3,598,308)	(40,921,294)

Net increase (decrease) in shares outstanding before conversion	5,473,224	62,240,538
Shares issued upon conversion from Class B	409,008	4,645,850

Net increase (decrease) in shares outstanding	5,882,232	$66,886,388

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Class B	Shares	Amount
Six months ended June 30, 2005:
Shares sold	363,611	$4,020,395
Shares issued in reinvestment of dividends	67,130	743,507
Shares reacquired	(708,599)	(7,854,646)

Net increase (decrease) in shares outstanding before conversion	(277,858)	(3,090,744)
Shares redeemed upon conversion to Class A	(229,349)	(2,532,912)

Net increase (decrease) in shares outstanding	(507,207)	$(5,623,656)

Year ended December 31, 2004:
Shares sold	1,457,701	$16,592,133
Shares issued in reinvestment of dividends	161,885	1,840,706
Shares reacquired	(1,703,725)	(19,355,374)

Net increase (decrease) in shares outstanding before conversion	(84,139)	(922,535)
Shares redeemed upon conversion to Class A	(409,008)	(4,645,850)

Net increase (decrease) in shares outstanding	(493,147)	$(5,568,385)

Class C
Six months ended June 30, 2005:
Shares sold	263,928	$2,925,145
Shares issued in reinvestment of dividends	61,634	682,708
Shares reacquired	(955,872)	(10,595,132)

Net increase (decrease) in shares outstanding	(630,310)	$(6,987,279)

Year ended December 31, 2004:
Shares sold	757,176	$8,643,243
Shares issued in reinvestment of dividends	151,137	1,718,872
Shares reacquired	(1,700,449)	(19,324,869)

Net increase (decrease) in shares outstanding	(792,136)	$(8,962,754)

Class R
Six months ended June 30, 2005:
Shares issued in reinvestment of dividends	5	$52

Net increase (decrease) in shares outstanding	5	$52

Period ended December 31, 2004:*
Shares sold	220	$2,500
Shares issued in reinvestment of dividends	4	40

Net increase (decrease) in shares outstanding	224	$2,540

*	Commenced operations on May 17, 2004.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	35

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended June 30, 2005:
Shares sold	591,794	$6,591,580
Shares issued in reinvestment of dividends	126,604	1,406,293
Shares reacquired	(2,078,816)	(23,060,897)

Net increase (decrease) in shares outstanding	(1,360,418)	$(15,063,024)

Year ended December 31, 2004:
Shares sold	4,583,870	$52,353,629
Shares issued in reinvestment of dividends	240,892	2,743,488
Shares reacquired	(3,552,902)	(40,541,596)

Net increase (decrease) in shares outstanding	1,271,860	$14,555,521

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Financial Highlights

JUNE 30, 2005	SEMIANNUAL REPORT

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.23

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	(.10)

Total from investment operations	.08

Less Distributions:
Dividends from net investment income	(.24)

Net asset value, end of period	$11.07

Total Return(a):	0.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$215,473
Average net assets (000)	$202,949
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.90	%(c)
Expenses, excluding distribution and service (12b-1) fees	.65	%(c)
Net investment income	3.43	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	48%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class A
Year Ended
2004	2003	2002	2001	2000

$11.52	$11.51	$11.35	$11.17	$10.99

.38	.42	.50	.62	.64
(.15)	.13	.23	.19	.18

.23	.55	.73	.81	.82

(.52)	(.54)	(.57)	(.63)	(.64)

$11.23	$11.52	$11.51	$11.35	$11.17

2.01%	4.83%	6.69%	7.40%	7.65%

$188,404	$125,479	$100,436	$87,716	$72,467
$153,543	$113,360	$91,136	$78,485	$76,619

.92%	.92%	1.01%	1.05%	1.07%
.67%	.67%	.76%	.80%	.82%
3.05%	3.57%	4.50%	5.42%	5.77%

55%	64%	92%	243%	171%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	39

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.23

Income (loss) from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss) on investment transactions	(.10)

Total from investment operations	.04

Less Distributions:
Dividends from net investment income	(.20)

Net asset value, end of period	$11.07

Total Return(a):	0.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$51,811
Average net assets (000)	$55,215
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.65	%(b)
Expenses, excluding distribution and service (12b-1) fees	.65	%(b)
Net investment income	2.86	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class B
Year Ended
2004	2003	2002	2001	2000

$11.52	$11.51	$11.35	$11.17	$10.98

.30	.33	.43	.56	.58
(.16)	.13	.22	.19	.19

.14	.46	.65	.75	.77

(.43)	(.45)	(.49)	(.57)	(.58)

$11.23	$11.52	$11.51	$11.35	$11.17

1.25%	4.05%	5.90%	6.86%	7.21%

$58,297	$65,486	$54,335	$27,416	$14,950
$63,694	$65,683	$39,427	$16,509	$17,787

1.67%	1.67%	1.76%	1.55%	1.57%
.67%	.67%	.76%	.80%	.82%
2.70%	2.82%	3.72%	4.89%	5.26%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.23

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	(.10)

Total from investment operations	.05

Less Distributions:
Dividends from net investment income	(.21)

Net asset value, end of period	$11.07

Total Return(a):	0.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$46,533
Average net assets (000)	$50,163
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.40	%(c)
Expenses, excluding distribution and service (12b-1) fees	.65	%(c)
Net investment income	3.04	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class C
Year Ended
2004	2003	2002	2001	2000

$11.52	$11.51	$11.35	$11.17	$10.98

.33	.36	.45	.56	.58
(.16)	.13	.23	.19	.19

.17	.49	.68	.75	.77

(.46)	(.48)	(.52)	(.57)	(.58)

$11.23	$11.52	$11.51	$11.35	$11.17

1.50%	4.31%	6.16%	6.87%	7.21%

$54,320	$64,852	$39,581	$25,996	$1,698
$60,026	$63,277	$31,593	$5,252	$1,902

1.42%	1.42%	1.51%	1.55%	1.57%
.67%	.67%	.76%	.80%	.82%
2.96%	3.07%	4.00%	4.70%	5.27%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	43

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended June 30, 2005		May 17, 2004(b) Through December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.23		$11.28

Income (loss) from investment operations:
Net investment income	.17		.24
Net realized and unrealized gain (loss) on investment transactions	(.12)		.09

Total from investment operations	.05		.33

Less Distributions:
Dividends from net investment income	(.23)		(.38)

Net asset value, end of period	$11.05		$11.23

Total Return(a):	0.54%		2.92%
Ratios/Supplemental Data:
Net assets, end of period	$2,530	(c)	$2,515 (c)
Average net assets	$2,507	(c)	$1,601 (c)
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.15	%(e)	1.17%
Expenses, excluding distribution and service (12b-1) fees	.65	%(e)	.67%
Net investment income	2.98	%(e)	.99%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Figure is actual and not rounded to the nearest thousand.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.26

Income (loss) from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.11)

Total from investment operations	.08

Less Distributions:
Dividends from net investment income	(.25)

Net asset value, end of period	$11.09

Total Return(a):	0.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$57,082
Average net assets (000)	$65,374
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.65	%(b)
Expenses, excluding distribution and service (12b-1) fees	.65	%(b)
Net investment income	3.61	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class Z
Year Ended
2004	2003	2002	2001	2000

$11.55	$11.53	$11.37	$11.19	$11.00

.41	.46	.52	.65	.67
(.15)	.13	.24	.19	.19

.26	.59	.76	.84	.86

(.55)	(.57)	(.60)	(.66)	(.67)

$11.26	$11.55	$11.53	$11.37	$11.19

2.27%	5.18%	6.95%	7.66%	8.01%

$73,263	$60,471	$32,988	$26,079	$5,793
$63,698	$53,992	$31,894	$11,166	$4,036

.67%	.67%	.76%	.80%	.82%
.67%	.67%	.76%	.80%	.82%
3.44%	3.81%	4.73%	5.53%	6.06%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	47

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Short-Term Bond Fund, Inc. oversees the management of the Dryden Short-Term Corporate Bond Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Short-Term Corporate Bond Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the third quartile over one-year, three-year, five-year and ten-year periods ending

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December 31 in relation to the group of comparable funds in a peer universe as determined by Lipper Inc. The Board further noted, however, that the Fund had achieved performance that was in the first quartile over the same time periods in relation to the group of comparable funds in a peer universe as determined by Morningstar, Inc. due to differences in the mutual funds included in the peer universes as determined by Lipper Inc. and Morningstar Inc. The Board noted that the Fund outperformed compared to its benchmark index for the most recent one-year period. The Board also noted that the underperformance was primarily attributable to disappointing historical performance during 2001 and 2002, and that modifications in investment policies and procedures implemented by PIM had resulted in improved performance.

The Board concluded that the Fund’s performance was satisfactory.

The funds included in each peer universe are objectively determined solely by Lipper Inc. or Morningstar, Inc., which are independent providers of investment company data.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s management fee of 0.400% ranked in the first quartile in its Lipper 15(c) Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.prudential.com and on the Commission’s website at www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN
Through June 5, 2005	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

Effective June 6, 2005	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund
Share Class	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PBSMX	PIFZX
CUSIP	26248R602	26248R701	26248R800	26248R875	26248R883

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund, PO Box 13964, Philadelphia, PA 19176. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each month on its website at www.jennisondryden.com approximately 30 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund
Share Class	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PBSMX	PIFZX
CUSIP	26248R602	26248R701	26248R800	26248R875	26248R883

MF140E2    IFS-A107927    Ed. 08/2005

Dryden Short-Term Bond Fund, Inc.

Dryden Ultra Short Bond Fund

JUNE 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

Current income consistent with low volatility of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 15, 2005

We hope that you find the semiannual report for the Dryden Ultra Short Bond Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund (the Fund) is to seek current income consistent with low volatility of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 6/30/05
	Six Months	One Year	Since Inception[2]
Class A	1.00%	1.97%	3.02%
Class B	0.54	1.21	1.32
Class C	0.66	1.46	1.78
Class R	0.93	2.09	2.15
Class Y	0.78	1.71	2.36
Class Z	1.12	2.22	3.57
Merrill Lynch 1-Year U.S. Treasury Note Index[3]	1.06	1.73	***
Lipper Ultra-Short Obligations Funds Avg.[4]	1.19	2.05	****

Average Annual Total Returns[1] as of 6/30/05
		One Year	Since Inception[2]
Class A		0.98%	1.33%
Class B		–3.74	–0.72
Class C		0.47	0.81
Class R		2.09	2.06
Class Y		1.71	1.05
Class Z		2.22	1.57
Merrill Lynch 1-Year U.S. Treasury Note Index[3]		1.73	***
Lipper Ultra-Short Obligations Funds Avg.[4]		2.05	****

Dividends and Yields[1] as of 6/30/05
		Total Dividends Paid for Six Months	30-Day SEC Yield
Class A		$0.12	3.16%
Class B		$0.08	2.42
Class C		$0.09	2.67
Class R		$0.11	3.13
Class Y		$0.11	2.89
Class Z		$0.13	3.42

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R, Class Y, and Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, Class R, and Class Y shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Y shares may be eligible to convert to Class A shares. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class Y, Class Z, 4/2/03; Class B, 4/16/03; Class C, 4/27/03; and Class R, 6/14/04.

3The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index that comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding originally issued two-year Treasury note that matures closest to one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The Index gives a broad look at how bonds have performed.

4The Lipper Ultra-Short Obligations Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Ultra-Short Obligations Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

The returns for the Merrill Lynch 1-Year U.S. Treasury Note Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Merrill Lynch 1-Year U.S. Treasury Note Index Closest Month-End to Inception cumulative total returns are 2.91% for Class A, Class B, Class C, Class Y, and Class Z; and 1.70% for Class R. Merrill Lynch 1-Year U.S. Treasury Note Index Closest Month-End to Inception average annual total returns are 1.28% for Class A, Class B, Class C, Class Y, and Class Z; and 1.57% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total returns are 3.27% for Class A, Class B, Class C, Class Y, and Class Z; and 2.09% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 1.44% for Class A, Class B, Class C, Class Y, and Class Z; and 1.93% for Class R.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 6/30/05
Federal National Mortgage Association, 4.00%, 07/01/10	2.2%
LB—UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1, 2.599%, 05/15/27	2.2
Federal National Mortgage Association, 4.472%, 03/01/33	1.9
First USA Credit Card Master Trust, Ser. 1998-4, Class C 144A, 3.59%, 03/18/08	1.9
Kraft Foods, Inc., Notes, 4.625%, 11/01/06	1.8

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/05
U.S. Government & Agency	13.1%
Aaa	18.6
Aa	6.7
A	14.7
Baa	35.1
Ba	0.7
Not rated	10.3
Total Investments	99.2
Other assets in excess of liabilities	0.8
Net Assets	100.0

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, at the beginning of the period, and held through the six-month period ended June 30, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Short-Term Bond Fund, Inc./ Dryden Ultra Short Bond Fund		Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,010.02	0.94%	$4.68
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Class B	Actual	$1,000.00	$1,005.41	1.69%	$8.40
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class C	Actual	$1,000.00	$1,006.60	1.44%	$7.16
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

Class R	Actual	$1,000.00	$1,009.32	1.19%	$5.93
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class Y	Actual	$1,000.00	$1,007.79	1.19%	$5.92
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class Z	Actual	$1,000.00	$1,011.21	0.69%	$3.44
	Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Fund’s fiscal Year ending December 31, 2005 (to reflect the six-month period).

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Schedule of Investments

as of June 30, 2005 (Unaudited)

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 68.6%

ASSET BACKED SECURITIES 15.2%
Ace Secs. Corp. Home Equity Loan, Ser. 2004-HE3, Class A2B(d)	Aaa	3.494%	11/25/34	$547	$547,573
American Express Credit Account Master, Ser. 2004-4, Class C, 144A (cost $900,000; purchased 8/06/04)(d)	Baa2	3.69	3/15/12	900	897,890
American Express Credit Account Master, Ser. 2004-C, Class C 144A(d)	Baa2	3.72	2/15/12	504	505,374
Bank of America Lease Equipment Trust, Ser. 2002-A, Class A3 144A	Aaa	2.71	8/21/06	93	92,513
Bank One Issuance Trust, Ser. 2002-C2, Class C2(d)	Baa2	4.21	5/15/08	850	851,294
Bank One Issuance Trust, Ser. 2002-C3, Class C3	Baa2	3.76	8/15/08	1,725	1,724,755
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE1, Class IA1(d)	Aaa	3.464	2/25/27	647	646,954
Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A1(d)	Aaa	3.494	10/25/18	389	389,045
Conseco Finance Home Equity Loan Trust, Ser. 2001-A, Class IIM2	A1	8.81	3/15/32	400	413,974
Countrywide Asset Backed, Ser. 2004-7, Class 2AV3 (cost $1,000,000; purchased 8/30/04)(d)(e)	Aaa	3.844	2/25/35	1,000	1,013,869
Countrywide Asset Backed, Ser. 2004-8, Class 2A1 (cost $606,273; purchased 9/08/04)(d)(e)	AAA(b)	3.494	11/25/21	606	606,363
First Franklin Mortgage Loan Trust, Ser. 2003-FF5, Class A2 (cost $997,773; purchased 8/16/04)(d)(e)	Aaa	2.82	3/25/34	998	997,050

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	1

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

First USA Credit Card Master Trust, Ser. 1998-4, Class C 144A(d)	BBB(b)	3.59%	3/18/08	$3,000	$2,999,755
GE Capital Credit Card Master Note Trust, Ser. 2004-2, Class C (cost $1,000,000; purchased 9/08/04)(d)(e)	Baa2	3.70	9/15/10	1,000	1,002,914
GE Corporate Aircraft Financing LLC, Ser. 2004-1, Class A1 (cost $1,255,247; purchased 10/05/04)(d)(e)	Aaa	3.404	8/25/11	1,255	1,254,494
Greenpoint Manufactured Housing, Ser. 2000-6, Class A2(d)	Aaa	3.57	9/22/23	1,093	1,090,893
Household Home Equity Loan Trust, Ser. 2003-1, Class M(d)	Aa2	3.89	10/20/32	479	480,024
Household Mortgage Loan Trust, Ser. 2003-HC1, Class M (cost $532,276; purchased 6/26/03)(d)(e)	Aa2	3.91	2/21/33	532	533,998
Household Mortgage Loan Trust, Ser. 2003-HC2, Class M(d)	Aa2	3.86	6/20/33	571	571,748
Ixis Real Estate Capital Trust, Ser. 2004-HE4, ClassA2(d)	Aaa	3.504	2/25/35	539	538,926
MBNA Master Credit Card Trust, Ser. 2000-H, Class C(d)	BBB(b)	4.42	1/15/13	500	517,894
Morgan Stanley ABS Capital I, Ser. 2004-NC7, Class A3 (cost $1,000,000; purchased 8/04/04)(d)(e)	Aaa	3.614	7/25/34	1,000	1,001,422
Navistar Financial Corp. Owner Trust, Ser. 2003-A, Class A3	Aaa	1.73	2/15/07	2,285	2,267,401
New Century Home Equity Loan Trust, Ser. 2004-A, Class A3B2 (cost $1,000,000; purchased 8/2/04)(d)(e)	Aaa	3.814	8/25/34	1,000	1,007,450
Residential Asset Mortgage Products, Inc., Ser. 2003-RS8, Class AIIB(d)	Aaa	3.654	9/25/33	799	802,573

See Notes to Financial Statements.

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Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Vanderbilt Mortgage Finance, Ser. 2000-B, Class IA3	Aaa	8.255%	5/07/17	$220	$222,891
Vanderbilt Mortgage Finance, Ser. 2002-B, Class A3	Aaa	4.70	10/07/18	620	618,345

Total asset backed securities					23,597,382

COLLATERALIZED MORTGAGE OBLIGATIONS 5.2%
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-C, Class A1(d)	Aaa	3.644	6/25/28	2,411	2,419,023
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1 (cost $2,592,022; purchased 8/07/03)(d)(e)	Aaa	3.624	10/25/28	2,592	2,596,612
Structured Asset Securities Corp., Ser. 2002-1A, Class 2A1(d)	Aaa	4.20	2/25/32	1,753	1,757,081
Washington Mutual, Inc., Ser. 2003-AR6, Class A1(d)	Aaa	4.36	6/25/33	1,165	1,164,945
Washington Mutual, Inc., Ser. 2003-AR9, Class 1A2A	Aaa	2.34	9/25/33	96	95,676
Wells Fargo Mortgage Backed Securities Trust, Ser. 2003-1, Class 2A2 (cost $14,604; purchased 7/02/03)(e)	Aaa	5.75	2/25/33	14	14,397

Total collateralized mortgage obligations					8,047,734

COMMERCIAL MORTGAGE BACKED SECURITIES 5.0%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A1	AAA(b)	3.411	3/11/41	1,707	1,681,509
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1	Aaa	7.64	2/15/32	884	942,833
GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(b)	6.97	10/18/30	750	809,288
LB UBS Commercial Mortgage Trust, Ser. 2002-C2, Class XCP, IO(c)	Aaa	1.35	7/15/35	21,300	867,792

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	3

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1	Aaa	2.599%	5/15/27	$3,452	$3,353,028

Total commercial mortgage backed securities					7,654,450

CORPORATE BONDS 30.1%

Airlines 1.0%
Southwest Airlines Co., Pass-thru Certs., Ser. 01-1(a)	Aa2	5.496	11/01/06	1,470	1,494,924

Automotive 1.7%
DaimlerChrysler North America Holding, Inc., M.T.N.(d)	A3	4.28	9/10/07	500	499,981
Ford Motor Credit Co.	Baa2	6.625	6/16/08	175	172,838
General Motors Acceptance Corp., Notes	Baa2	6.125	9/15/06	950	950,950
General Motors Acceptance Corp., Notes(d)	Baa2	4.05	1/16/07	1,000	978,553

					2,602,322

Banking 1.0%
J.P. Morgan Chase & Co., Notes, M.T.N.(d)	Aa3	3.3875	6/02/07	1,500	1,500,914

Brokerage 3.4%
Bear Stearns Cos., Inc.	A1	2.875	7/02/08	445	428,229
Goldman Sachs Group, Inc., Notes, M.T.N.(d)	Aa3	3.27	1/09/07	2,400	2,403,222
Morgan Stanley, Notes(d)	Aa3	3.27	1/12/07	2,400	2,401,816

					5,233,267

Building Materials & Construction 0.6%
Masco Corp., 144A(d)	Baa1	3.62	3/09/07	900	902,417

Cable 0.3%
Cox Communications, Inc.,(d)	Baa3	3.96	12/14/07	510	512,690

Capital Goods 1.3%
Cooper Cameron Corp., Senior Notes	Baa1	2.65	4/15/07	970	941,071
Waste Management, Inc., Notes	Baa3	7.00	10/15/06	1,000	1,033,694

					1,974,765

See Notes to Financial Statements.

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Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Chemicals 1.0%
ICI Wilmington, Inc., Gtd. Notes	Baa3	4.375%	12/01/08	$1,000	$992,403
Potash Corp. of Saskatchewan, Inc., Notes	Baa1	7.125	6/15/07	500	526,121

					1,518,524

Consumer 1.1%
Cendant Corp., Notes	Baa1	6.875	8/15/06	800	822,454
Clorox Co., Sr. Notes 144A(d)	A3	3.525	12/14/07	920	921,218

					1,743,672

Electric 3.0%
Dominion Resources, Inc., Notes	Baa1	3.66	11/15/06	550	546,344
Duke Capital LLC, Sr. Notes	Baa3	4.331	11/16/06	300	300,401
FirstEnergy Corp., Ser. A, Notes	Baa3	5.50	11/15/06	1,250	1,271,829
FPL Group Capital, Inc., Notes	A2	4.086	2/16/07	500	499,846
Pacific Gas & Electric Co., First Mtge.	Baa1	3.60	3/01/09	500	488,397
PacifiCorp., First Mtge.	A3	4.30	9/15/08	600	602,312
Pinnacle West Energy Corp., 144A(d)	Baa2	3.63	4/01/07	400	400,264
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	500	501,573

					4,610,966

Energy—Other 1.3%
Burlington Resources Finance Co., Gtd. Notes	Baa1	5.60	12/01/06	690	700,756
Occidental Petroleum Corp., Sr. Notes	A3	5.875	1/15/07	150	153,796
Ocean Energy, Inc., Gtd. Notes	Baa3	4.375	10/01/07	1,240	1,240,450

					2,095,002

Foods 3.6%
Cargill, Inc., 144A	A2	3.625	3/04/09	580	567,284
Diageo Capital PLC, Notes	A2	3.50	11/19/07	1,000	986,482
Fred Meyer, Inc.	Baa2	7.45	3/01/08	250	269,082
Kraft Foods, Inc., Notes	A3	4.625	11/01/06	2,750	2,767,951
Miller Brewing Co., 144A	Baa1	4.25	8/15/08	500	497,820
Tyson Foods, Inc., Sr. Notes	Baa3	7.25	10/01/06	505	523,453

					5,612,072

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	5

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Gaming 0.6%
Harrah’s Operating, Inc., Gtd. Notes	Baa3	7.125%	6/01/07	$850	$892,049

Health Care & Pharmaceutical 0.9%
Anthem, Inc., Notes	Baa1	3.50	9/01/07	400	394,370
Hospira, Inc., Notes	Baa3	4.95	6/15/09	190	193,612
Quest Diagnostics, Inc., Gtd. Notes	Baa2	6.75	7/12/06	600	615,280
Wellpoint, Inc., Notes	Baa1	4.25	12/15/09	270	268,806

					1,472,068

Lodging 0.9%
Carnival Corp., Gtd. Notes	A3	3.75	11/15/07	1,000	990,123
P & O Princess, Notes	A3	7.30	6/01/07	330	347,482

					1,337,605

Media & Entertainment 1.4%
AMFM, Inc., Gtd. Notes	Baa3	8.00	11/01/08	420	451,571
Clear Channel Communications, Inc., Sr. Notes	Baa3	6.00	11/01/06	1,000	1,015,533
Liberty Media Corp., Sr. Notes(d)	Baa3	4.91	9/17/06	703	707,330

					2,174,434

Pipelines & Other 0.9%
Atmos Energy Corp.(d)	Baa3	3.5156	10/15/07	560	561,282
Enterprise Products Operating LP, Senior Notes	Baa3	4.00	10/15/07	300	297,003
Panhandle Eastern Pipe Line Co., Senior Notes	Baa3	2.75	3/15/07	500	486,951

					1,345,236

Railroads 1.8%
Canadian National Railway Co., Notes(c)	Baa1	6.45	7/15/06	1,500	1,533,613
CSX Corp., Notes	Baa2	7.45	5/01/07	865	913,259
Union Pacific Corp., Notes	Baa2	5.75	10/15/07	400	413,253

					2,860,125

See Notes to Financial Statements.

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Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Real Estate Investment Trust 1.1%
Archstone-Smith Trust, Notes	Baa1	5.00%	8/15/07	$845	$859,242
IRT Property Co., Senior Notes	Baa3	7.25	8/15/07	250	265,438
Shurgard Storage Centers, Inc., Notes	Baa3	7.625	4/25/07	500	525,581

					1,650,261

Retail 0.4%
May Department Stores Co., Notes	Baa2	3.95	7/15/07	685	680,266

Technology 0.6%
Motorola, Inc., Notes	Baa2	4.608	11/16/07	310	312,372
SunGard Data Systems, Inc., Notes	Baa3	3.75	1/15/09	760	692,357

					1,004,729

Telecommunications 2.2%
Telecom Italia Capital	Baa2	4.00	11/15/08	250	246,225
Telus Corp., Notes	Baa2	7.50	6/01/07	800	846,321
Verizon Global Funding Corp., Notes	A2	6.125	6/15/07	1,000	1,036,922
Verizon Wireless Capital LLC, Notes	A3	5.375	12/15/06	1,200	1,222,944

					3,352,412

Total corporate bonds					46,570,720

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES 12.5%
Federal National Mortgage Association		4.00	7/01/10	3,426	3,385,520
Federal National Mortgage Association(d)		4.449	2/01/33	2,520	2,521,031
Federal National Mortgage Association(d)		4.472	3/01/33	2,973	3,002,695
Federal National Mortgage Association(d)		4.715	12/01/32	1,210	1,242,663
Federal National Mortgage Association(d)		4.819	12/01/32	1,320	1,343,537
Federal National Mortgage Association(d)		4.977	7/01/33	1,704	1,728,645
Federal National Mortgage Association		6.50	6/01/16	404	420,500

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	13

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 1)

Government National Mortgage Association		5.50%	5/15/33 6/15/33	-	$2,611	$2,669,129
Government National Mortgage Association		6.00	10/15/33 11/15/34	-	2,600	2,683,560
Government National Mortgage Association		7.00	7/15/33		389	411,436

Total U.S. government agency mortgage backed securities						19,408,716

U.S. GOVERNMENT SECURITIES 0.6%
United States Treasury Notes		3.625	6/15/10		900	896,063
United States Treasury Notes		3.75	5/15/08		55	55,120

Total U.S. government securities						951,183

Total long-term investments (cost $107,401,028)						106,230,185

SHORT-TERM INVESTMENTS 30.6%

CORPORATE BONDS 20.3%

Aerospace/Defense 0.2%
Raytheon Co., Notes	Baa3	6.50	7/15/05		337	337,231

Automotive 2.0%
DaimlerChrysler North America Holding, Inc., Notes, M.T.N.(d)	A3	3.89	9/26/05		2,000	2,002,907
Ford Motor Credit Co., Notes	Baa2	6.875	2/01/06		1,000	1,009,995

						3,012,902

Banking 0.7%
BCH Cayman Island, Ltd., Gtd. Notes	A1	6.50	2/15/06		1,000	1,015,211

Brokerage 0.2%
Bear Stearns Cos., Inc., Notes, M.T.N.(d)	A1	3.68	6/19/06		238	238,708

Cable 1.6%
Comcast Cable Communications, Inc., Sr. Notes	Baa2	6.375	1/30/06		2,500	2,535,159

See Notes to Financial Statements.

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Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Electric 4.1%
CenterPoint Energy Resources Corp., Ser. B, Notes	Ba1	8.125%	7/15/05	$500	$500,523
DTE Energy Co., Sr. Notes	Baa2	6.45	6/01/06	1,250	1,275,824
NiSource Finance Corp., Gtd. Notes	Baa3	7.625	11/15/05	600	607,870
Progress Energy, Inc., Sr. Notes	Baa2	6.75	3/01/06	1,000	1,017,053
PSE&G Power LLC, Gtd. Notes	Baa1	6.875	4/15/06	1,000	1,020,756
Southern California Edison Co.(d)	A3	3.44	1/13/06	1,400	1,401,952
Virginia Electric & Power Co., Ser. A, Sr. Notes	A3	5.75	3/31/06	500	506,354

					6,330,332

Energy—Integrated 1.0%
Texaco Brasil Ltd., Gtd. Notes, Zero Coupon, 144A	Aa3	0.00	11/17/05	1,000	984,171
USX Corp., Notes	Baa1	6.65	2/01/06	555	563,445

					1,547,616

Foods 0.9%
Safeway, Inc., Notes(d)	Baa2	3.68	11/01/05	280	280,202
Yum! Brands, Inc., Sr. Notes	Baa3	8.50	4/15/06	1,000	1,033,202

					1,313,404

Insurance 0.6%
Hartford Financial Services Group, Inc., Sr. Notes	A3	2.375	6/01/06	1,000	982,137

Media & Entertainment 0.8%
AOL Time Warner, Inc., Gtd. Notes	Baa1	6.125	4/15/06	1,250	1,269,548

Non Captive Finance 2.9%
Capital One Bank, Sr. Notes	Baa2	6.875	2/01/06	820	832,962
Household Finance Corp., M.T.N.	A1	3.375	2/21/06	1,500	1,495,502
International Lease Finance Corp.	A1	2.95	5/23/06	1,000	991,298

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	9

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

MBNA America Bank, Notes	Baa1	6.50%	6/20/06	$645	$660,016
MBNA America Bank, Sr. Notes 144A	Baa1	7.75	9/15/05	500	503,636

					4,483,414

Paper 0.6%
MeadWestvaco Corp., Notes	Baa2	2.75	12/01/05	1,000	995,119

Pipelines & Other 0.7%
Duke Energy Field Services Corp., Notes	Baa2	7.50	8/16/05	1,100	1,104,322

Real Estate Investment Trust 0.2%
Simon Property Group LP, Notes	Baa2	7.375	1/20/06	360	366,163

Tabacco 0.4%
Altria Group, Inc., Notes	Baa2	6.95	6/01/06	400	409,476
Philip Morris Cos., Inc., Notes	Baa2	7.00	7/15/05	265	265,204

					674,680

Technology 0.3%
Unisys Corp., Sr. Notes	Ba1	8.125	6/01/06	500	511,250

Telecommunications 3.1%
British Telecom PLC, Notes	Baa1	7.875	12/15/05	1,000	1,017,558
CenturyTel, Inc., Ser. C, Sr. Notes	Baa2	6.55	12/01/05	240	242,320
France Telecom SA, Notes	A3	7.45	3/01/06	1,200	1,226,484
Sprint Capital Corp., Gtd. Notes	Baa3	7.125	1/30/06	1,250	1,270,881
Telefonica Europe BV, Gtd. Notes	A3	7.35	9/15/05	1,000	1,006,617

					4,763,860

Total corporate bonds					31,481,056

See Notes to Financial Statements.

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Description	Shares	Value (Note 1)

MUTUAL FUND 10.3%
Dryden Core Investment Fund - Taxable Money Market Series (Note 3)(f) (cost $15,930,744)	15,930,744	$15,930,744

Total short-term investments (cost $47,557,308)		47,411,800

Total Investments 99.2% (cost $154,958,336; Note 5)		153,641,985
Other assets in excess of liabilities 0.8%		1,265,561

Net Assets 100.0%		$154,907,546

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

144A security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Standard & Poor’s rating.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2005.
(d)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(e)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $10,883,591. The aggregate value, $10,912,062 represents 7.04% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

IO—Interest Only

LP—Limited Partnership

LLC—Limited Liability Company.

M.T.N.—-Medium Term Note.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	11

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 was as follows:

Asset Backed Securities	15.2%
U.S. Government Agency Mortgage Backed Securities	12.5
Mutual Fund	10.3
Electric	7.1
Telecommunications	5.3
Collateralized Mortgage Obligations	5.2
Commercial Mortgage Backed Securities	5.0
Foods	4.5
Automotive	3.7
Brokerage	3.6
Non Captive Finance	2.9
Media & Entertainment	2.2
Cable	1.9
Railroads	1.8
Banking	1.7
Pipelines & Other	1.6
Energy—Other	1.3
Capital Goods	1.3
Real Estate Investment Trust	1.3
Consumer	1.1
Airlines	1.0
Chemicals	1.0
Energy—Integrated	1.0
Health Care & Pharmaceutical	0.9
Lodging	0.9
Technology	0.9
Building Materials & Construction	0.6
Gaming	0.6
Insurance	0.6
Paper	0.6
U.S. Government Securities	0.6
Retail	0.4
Tobacco	0.4
Aerospace/Defense	0.2

99.2
Other assets in excess of liabilities	0.8

100.0%

See Notes to Financial Statements.

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Financial Statements

JUNE 30, 2005	SEMIANNUAL REPORT

Dryden Short-Term Bond Fund, Inc.

Dryden Ultra Short Bond Fund

Statement of Assets and Liabilities

as of June 30, 2005 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $139,027,592)	$137,711,241
Affiliated investments (cost $15,930,744)	15,930,744
Cash	921,233
Receivable for investments sold	2,254,438
Dividends and interest receivable	1,115,108
Receivable for Fund shares sold	52,549
Prepaid expenses	2,053

Total assets	157,987,366

Liabilities
Payable for investments purchased	1,679,883
Payable for Fund shares reacquired	659,970
Dividends payable	387,203
Accrued expenses	134,346
Distribution fee payable	106,185
Management fee payable	79,344
Transfer agent fee payable	22,320
Due to broker—variation margin	8,594
Deferred directors’ fees	1,975

Total liabilities	3,079,820

Net Assets	$154,907,546

Net assets were comprised of:
Common stock, at par	$16,030
Paid-in capital in excess of par	166,138,486

166,154,516
Undistributed net investment income	148,627
Accumulated net realized loss on investments	(10,029,884)
Net unrealized depreciation on investments	(1,365,713)

Net assets, June 30, 2005	$154,907,546

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share ($9,635,465 ÷ 996,695 shares of common stock issued and outstanding)	$9.67

Class B
Net asset value, offering price and redemption price per share ($2,768,597 ÷ 286,223 shares of common stock issued and outstanding)	$9.67

Class C
Net asset value, offering price and redemption price per share ($584,231 ÷ 60,399 shares of common stock issued and outstanding)	$9.67

Class R
Net asset value, offering price and redemption price per share ($2,476 ÷ 256 shares of common stock issued and outstanding)	$9.67

Class Y
Net asset value, offering price and redemption price per share ($109,097,453 ÷ 11,291,311 shares of common stock issued and outstanding)	$9.66

Class Z
Net asset value, offering price and redemption price per share ($32,819,324 ÷ 3,395,217 shares of common stock issued and outstanding)	$9.67

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	15

Statement of Operations

Six Months Ended June 30, 2005 (Unaudited)

Net Investment Income
Income
Interest	$2,952,955
Affiliated dividend income	164,247

Total income	3,117,202

Expenses
Management fee	536,360
Distribution fee—Class A	15,277
Distribution fee—Class B	15,651
Distribution fee—Class C	2,240
Distribution fee—Class R	6
Distribution fee—Class Y	320,218
Custodian’s fees and expenses	74,000
Registration fees	52,000
Transfer agent’s fees and expenses (including affiliated expense of $41,000)	47,000
Reports to shareholders	44,000
Legal fees and expenses	12,000
Audit fee	11,000
Miscellaneous	10,313
Directors’ fees	7,000

Total expenses	1,147,065

Less: Expense waiver (Note 2)	(178,787)

Net expenses	968,278

Net Investment Income	2,148,924

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(382,956)
Financial futures contracts	166,761

(216,195)

Net change in unrealized appreciation (depreciation) on:
Investments	(277,905)
Financial futures contracts	4,804

(273,101)

Net loss on investments	(489,296)

Net Increase In Net Assets Resulting From Operations	$1,659,628

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,148,924	$4,811,571
Net realized loss on investment transactions	(216,195)	(1,457,933)
Net change in unrealized depreciation on investments	(273,101)	(680,667)

Net increase in net assets resulting from operations	1,659,628	2,672,971

Dividends from net investment income (Note 1)
Class A	(156,514)	(1,248,948)
Class B	(28,115)	(91,489)
Class C	(6,179)	(23,715)
Class R	(30)	(31)
Class Y	(1,472,135)	(6,244,801)
Class Z	(485,950)	(1,499,480)

	(2,148,923)	(9,108,464)

Fund share transactions (Net of share conversions) (Note 4)
Net proceeds from shares sold	18,831,748	179,487,810
Net asset value of shares issued to shareholders in reinvestment of dividends	1,755,273	7,351,867
Cost of shares reacquired	(77,347,925)	(372,180,427)

Net decrease in net assets from Fund share transactions	(56,760,904)	(185,340,750)

Total decrease	(57,250,199)	(191,776,243)

Net Assets
Beginning of period	212,157,745	403,933,988

End of period(a)	$154,907,546	$212,157,745

(a) Includes undistributed net investment income of:	$148,627	$148,626

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	17

Notes to Financial Statements

(Unaudited)

Dryden Short-Term Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios—Dryden Ultra Short Bond Fund (the “Portfolio”) and Dryden Short-Term Corporate Bond Fund. The financial statements of the other portfolio are not presented herein. The Portfolio commenced operations on April 2, 2003.

The Portfolio’s investment objective is current income consistent with low volatility of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in debt securities other than preferred stock. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before

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the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short term securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Portfolio may invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including accretion of discount

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	19

Notes to Financial Statements

Cont’d

on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement on behalf of the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

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The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Portfolio’s average daily net assets up to $1 billion and .55 of 1% of the Portfolio’s average daily net assets in excess of $1 billion. PI has agreed to voluntarily waive a portion of the Portfolio’s management fee, which amounted to $178,787. Such amount represents .20 of 1% of average daily net assets, or $.01 per share. The Portfolio is not required to reimburse PI for such waiver.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, Y, R, and Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, Class R, and Class Y shares, pursuant to plans of distribution, (the “Class A, B, C, R, and Y Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, R, and Y Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, and .75 of 1%, of the average daily net assets of the Class A, B, C, R, and Y shares, respectively. For the six months ended June 30, 2005, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, .25 of 1%, and .50 of 1% of the average daily net assets of the Class A, C, R, and Y shares, respectively.

PIMS has advised the Portfolio that for the six months ended June 30, 2005, it received approximately $1,800 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. Interest on any borrowing under the SCA would be incurred at market rates. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemption. The expiration of the SCA is October 28, 2005. The Portfolio did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	21

Notes to Financial Statements

Cont’d

Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2005, the Portfolio incurred approximately $7,900 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2005, were $8,475,254 and $52,352,105, respectively. United States government securities represent $4,242,870 and $4,422,688 of those purchases and sales, respectively.

During the six months ended June 30, 2005, the Portfolio entered into financial futures contracts. Details of open contracts at June 30, 2005, areas follows:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Short Positions
150	U.S. T-Notes 2 yr	Sept 05	$31,153,125	$31,120,935	$(32,190)
55	U.S. T-Notes 5 yr	Sept 05	5,988,984	5,971,812	(17,172)

					$(49,362)

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$156,842,769	$146,808	$(3,347,592)	$(3,200,784)

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The difference between book and tax basis was primarily attributable to differences in the treatment of discount amortization for book and tax purposes.

For federal income tax purposes, the Portfolio had a capital loss carryforward as of December 31, 2004 of approximately $4,175,000 of which $930,000 expires in 2011 and 3,245,000 expires in 2012. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Portfolio elected to treat post-October capital losses of approximately $2,515,000 incurred in the two month period ended December 31, 2004 as having been incurred in the following fiscal year.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class B shares are sold with a contingent deferred sales charge (CDSC) which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class Y shares convert to Class A shares when the value of an investors account in Class Y shares reach $1 million or more. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class A shares may be subject to a CDSC of 1%. Class R, Class Y and Class Z shares are not subject to any sales or redemption charge. Class Z is offered exclusively for sale to a limited group of investors.

There are 281.25 million authorized shares of $.001 par value common stock, divided into five classes, which consists of 31,250,000 authorized shares of each of Class A, Class B, Class C, Class R and Class Z common stock and 125,000,000 shares of Class Y. As of June 30, 2005, 10 shares of Class R of the Portfolio were owned by Prudential.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	23

Notes to Financial Statements

Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2005:
Shares sold	33,601	$324,984
Shares issued in reinvestment of dividends	8,468	81,923
Shares reacquired	(930,959)	(9,007,716)

Net increase (decrease) in shares outstanding before conversion	(888,890)	(8,600,809)
Shares issued upon conversion from Class B and Class Y	124,091	1,201,965

Net increase (decrease) in shares outstanding	(764,799)	$(7,398,844)

Year ended December 31, 2004:
Shares sold	3,852,158	$37,885,406
Shares issued in reinvestment of dividends	87,722	860,724
Shares reacquired	(9,295,625)	(91,176,232)

Net increase (decrease) in shares outstanding before conversion	(5,355,745)	(52,430,102)
Shares issued upon conversion from Class B and Class Y	916,326	8,977,398

Net increase (decrease) in shares outstanding	(4,439,419)	$(43,452,704)

Class B
Six months ended June 30, 2005:
Shares sold	32,499	$314,105
Shares issued in reinvestment of dividends	1,786	17,276
Shares reacquired	(89,371)	(864,635)

Net increase (decrease) in shares outstanding before conversion	(55,086)	(533,254)
Shares redeemed upon conversion to Class A	(19,811)	(191,685)

Net increase (decrease) in shares outstanding	(74,897)	$(724,939)

Year ended December 31, 2004:
Shares sold	129,042	$1,264,911
Shares issued in reinvestment of dividends	6,088	59,555
Shares reacquired	(171,321)	(1,679,815)

Net increase (decrease) in shares outstanding before conversion	(36,191)	(355,349)
Shares redeemed upon conversion to Class A	(12,188)	(118,955)

Net increase (decrease) in shares outstanding	(48,379)	$(474,304)

Class C
Six months ended June 30, 2005:
Shares sold	27,512	$266,041
Shares issued in reinvestment of dividends	579	5,603
Shares reacquired	(31,554)	(305,338)

Net increase (decrease) in shares outstanding	(3,463)	$(33,694)

Year ended December 31, 2004:
Shares sold	54,676	$538,427
Shares issued in reinvestment of dividends	2,158	21,135
Shares reacquired	(127,616)	(1,256,116)

Net increase (decrease) in shares outstanding	(70,782)	$(696,554)

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Class R	Shares	Amount
Six months ended June 30, 2005:
Shares sold	—	$—
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Period ended December 31, 2004:*
Shares sold	256	$2,500
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	256	$2,500

Class Y
Six months ended June 30, 2005:
Shares sold	1,049,513	$10,151,146
Shares issued in reinvestment of dividends	122,938	1,188,193
Shares reacquired	(5,347,285)	(51,697,803)

Net increase (decrease) in shares outstanding before conversion	(4,174,834)	(40,358,464)
Shares redeemed upon conversion to Class A	(104,368)	(1,010,280)

Net increase (decrease) in shares outstanding	(4,279,202)	$(41,368,744)

Year ended December 31, 2004:
Shares sold	10,744,535	$105,525,561
Shares issued in reinvestment of dividends	525,045	5,138,870
Shares reacquired	(24,017,023)	(235,399,991)

Net increase (decrease) in shares outstanding before conversion	(12,747,443)	(124,735,560)
Shares redeemed upon conversion to Class A	(904,157)	(8,858,443)

Net increase (decrease) in shares outstanding	(13,651,600)	$(133,594,003)

Class Z
Six months ended June 30, 2005:
Shares sold	803,880	$7,775,472
Shares issued in reinvestment of dividends	47,794	462,278
Shares reacquired	(1,599,474)	(15,472,433)

Net increase (decrease) in shares outstanding	(747,800)	$(7,234,683)

Year ended December 31, 2004:
Shares sold	3,490,713	$34,271,005
Shares issued in reinvestment of dividends	130,094	1,271,583
Shares reacquired	(4,348,705)	(42,668,273)

Net increase (decrease) in shares outstanding	(727,898)	$(7,125,685)

*	Class R commenced on June 14, 2004.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	25

Financial Highlights

	Class A
	Six Months Ended June 30, 2005		Year Ended December 31, 2004	April 2, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.69		$9.89	$10.00

Income (loss) from investment operations:
Net investment income(d)	.12		.10	.11	(e)
Net realized and unrealized gain (loss) on investment transactions	(.02)		.01	(.02)

Total from investment operations	.10		.11	.09

Less Distributions:
Dividends from net investment income	(.12)		(.31)	(.20)

Net asset value, end of period	$9.67		$9.69	$9.89

Total Investment Return(a):	1.00%		1.10%	0.89%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$9,635		$17,071	$61,342
Average net assets (000)	$12,323		$40,749	$67,777
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	0.94	%(i)	0.78%	0.78	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.69	%(i)	0.53%	0.53	%(c)
Net investment income	2.56	%(i)	2.19%	1.54	%(c)
For Class A, B, C, R, Y and Z shares:
Portfolio turnover rate	5	%(h)	19%	19	%(h)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class A shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .20 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.14%, .89% and 2.36%, respectively, for the six months ended June 30, 2005, 1.02%, .77% and 1.95%, respectively, for the year ended December 31, 2004 and 1.08%, .83% and 1.24%, respectively, for the period ended December 31, 2003.
(h)	Not Annualized.
(i)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31, 2004	April 16, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.70		$9.90	$10.00

Income (loss) from investment operations:
Net investment income(d)	.08		.04	.06	(e)
Net realized and unrealized loss on investment transactions	(.03)		(.01)	(.02)

Total from investment operations	.05		.03	.04

Less Distributions:
Dividends from net investment income	(.08)		(.23)	(.14)

Net asset value, end of period	$9.67		$9.70	$9.90

Total Investment Return(a):	0.54%		0.34%	0.44%
Ratios/Supplemental Data(f):
Net assets, end of period (000)	$2,769		$3,502	$4,054
Average net assets (000)	$3,156		$3,829	$3,041
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.69	%(g)	1.53%	1.54	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.69	%(g)	0.53%	0.54	%(c)
Net investment income	1.80	%(g)	0.54%	0.83	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class B shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 16, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .20 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.89%, .89% and 1.60%, respectively, for the six months ended June 30, 2005, 1.77%, .77% and .30%, respectively, for the year ended December 31, 2004 and 1.84%, .84% and .52%, respectively, for the period ended December 31, 2003.
(g)	Annualized.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	27

Financial Highlights

Cont’d

	Class C
	Six Months Ended June 30, 2005		Year Ended December 31, 2004	April 27, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.70		$9.90	$10.00

Income (loss) from investment operations:
Net investment income(d)	.09		.06	.07	(e)
Net realized and unrealized loss on investment transactions	(.03)		(.00 )*	(.02)

Total from investment operations	.06		.06	.05

Less Distributions:
Dividends from net investment income	(.09)		(.26)	(.15)

Net asset value, end of period	$9.67		$9.70	$9.90

Total Investment Return(a):	0.66%		0.60%	0.51%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$584		$619	$1,333
Average net assets (000)	$602		$909	$699
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.44	%(h)	1.28%	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.69	%(h)	0.53%	0.55	%(c)
Net investment income	2.07	%(h)	1.23%	1.09	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class C shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 27, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .20 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.64%, .89% and 1.87%, respectively, for the six months ended June 30, 2005, 1.52%, .77% and .99%, respectively, for the year ended December 31, 2004 and 1.60%, .85% and .76%, respectively, for the period ended December 31, 2003.
(h)	Annualized.
*	Amount represents less than $0.005 per share.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

	Class R
	Six Months Ended June 30, 2005		June 14, 2004(b) Through December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.69		$9.77

Income (loss) from investment operations:
Net investment income (loss)(d)	.11		(.01)
Net realized and unrealized gain (loss) on investment transactions	(.02)		.12

Total from investment operations	.09		.11

Less Distributions:
Dividends from net investment income	(.11)		(.19)

Net asset value, end of period	$9.67		$9.69

Total Investment Return(a):	0.93%		1.21%
Ratios/Supplemental Data(g):
Net assets, end of period(e)	$2,476		$2,482
Average net assets(e)	$2,478		$1,576
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	0.94	%(h)	1.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.69	%(h)	0.53	%(c)
Net investment income (loss)	2.41	%(h)	(2.28	)%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class R shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on June 14, 2004.
(d)	Net of management fee waiver.
(e)	Figure is actual and not rounded to the nearest thousand.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class R shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .20 of 1% of the Fund’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.14%, .89% and 2.21%, respectively, for the six months ended June 30, 2005 and 1.27%, .77% and (2.52)%, respectively, for the period ended December 31, 2004.
(h)	Annualized.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	29

Financial Highlights

Cont’d

	Class Y
	Six Months Ended June 30, 2005		Year Ended December 31, 2004	April 2, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.69		$9.89	$10.00

Income (loss) from investment operations:
Net investment income(d)	.11		.09	.09	(e)
Net realized and unrealized gain (loss) on investment transactions	(.03)		(.01)	(.02)

Total from investment operations	.08		.08	.07

Less Distributions:
Dividends from net investment income	(.11)		(.28)	(.18)

Net asset value, end of period	$9.66		$9.69	$9.89

Total Investment Return(a):	0.78%		0.84%	0.73%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$109,097		$150,816	$289,021
Average net assets (000)	$129,149		$220,088	$280,580
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.19	%(h)	1.03%	1.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.69	%(h)	0.53%	0.53	%(c)
Net investment income	2.30	%(h)	1.45%	1.28	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class Y shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class Y shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .20 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.39%, .89% and 2.10%, respectively, for the six months ended June 30, 2005, 1.27%, .77% and 1.21%, respectively, for the year ended December 31, 2004 and 1.33%, .83% and .98%, respectively, for the period ended December 31, 2003.
(h)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

	Class Z
	Six Months Ended June 30, 2005		Year Ended December 31, 2004	April 2, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.69		$9.89	$10.00

Income (loss) from investment operations:
Net investment income(d)	.13		.14	.13	(e)
Net realized and unrealized gain (loss) on investment transactions	(.02)		(.01)	(.02)

Total from investment operations	.11		.13	.11

Less Distributions:
Dividends from net investment income	(.13)		(.33)	(.22)

Net asset value, end of period	$9.67		$9.69	$9.89

Total Investment Return(a):	1.12%		1.35%	1.06%
Ratios/Supplemental Data(f):
Net assets, end of period (000)	$32,819		$40,147	$48,193
Average net assets (000)	$35,036		$44,429	$45,037
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.69	%(g)	0.53%	0.53	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.69	%(g)	0.53%	0.53	%(c)
Net investment income	2.80	%(g)	1.56%	1.81	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class Z shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .20 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be .89%, .89% and 2.60%, respectively, for the six months ended June 30, 2005, .77%, .77% and 1.32%, respectively, for the year ended December 31, 2004 and .83%, .83% and 1.51%, respectively, for the period ended December 31, 2003.
(g)	Annualized.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	31

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Short-Term Bond Fund, Inc. oversees the management of the Dryden Ultra Short Bond Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Ultra Short Bond Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the third quartile over the one-year period ending December 31 in relation to the group of

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comparable funds in a peer universe (the “Peer Universe”). The Board noted, however, that the Fund outperformed compared to its benchmark index during the same one-year period. The Board noted that the underperformance in comparison to the Peer Universe was attributable to the shorter duration of the Fund’s investments and higher average credit quality than many of the other mutual funds included in the Peer Universe.

The Board concluded that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s contractual management fee of 0.600% and its actual management fee of 0.359% (which reflects subsidies, expense caps or waivers) ranked in the fourth quartile and first quartile, respectively in its Lipper 15(c) Peer Group, reflecting a reimbursement of Fund expenses by PI. The contractual management fee is computed based on assumed common levels of Fund net assets for each mutual fund included in the Lipper 15(c) Peer Group, while the actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The Board accepted PI’s recommendation to continue the existing expense reimbursement, and also accepted PI’s recommendation to contractually reduce the management fee by 10 basis points at each fee breakpoint. The Board concluded that the management and subadvisory fees, as so modified, are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Approval of Advisory Agreements (continued)

The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.prudential.com and on the Commission’s website at www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN Through June 5, 2005:	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171
Effective June 6, 2005:	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Short-Term Bond Fund, Inc. Dryden Ultra Short Bond Fund
Share Class	A	B	C	R	Y	Z
NASDAQ	PDUAX	N/A	N/A	N/A	PDUYX	PDUZX
CUSIP	26248R107	26248R206	26248R305	26249P100	26248R503	26248R404

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund, PO Box 13964, Philadelphia, PA 19176. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each month on its website at www.jennisondryden.com approximately 30 days after the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc.
Dryden Ultra Short Bond Fund
Share Class	A	B	C	R	Y	Z
NASDAQ	PDUAX	N/A	N/A	N/A	PDUYX	PDUZX
CUSIP	26248R107	26248R206	26248R305	26249P100	26248R503	26248R404

MF193E2     IFS-A107717     Ed. 08/2005

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date August 24, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 24, 2005

*	Print the name and title of each signing officer under his or her signature.